Share-Based Payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 shares	Oct. 31, 2022 CAD ($) shares d	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period		10 years
Number of business days extended | d		10
Intrinsic value of liability recognized for vested SARs		$ 5.0	$ 7.0
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan | shares		19,000,000	18,000,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares		141
Common shares issued as a result of the exercise of options | shares		117,000,000
Outstanding options		10,000,000
Available for issuance as options | shares		14,000,000
Common shares held under employee ownership plan | shares		9,907,000	10,458,000	11,792,000
Other reserves for vested stock options recorded in equity		$ 104.0	$ 111.0
Weighted-average period recognition		2 years 25 days	2 years 7 days
SARs shares granted | shares		1,716,000	1,876,000
Shares reserved for issue under options and contracts for sale of shares additions during period | shares	12
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		$ 10.0	$ 7.0
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan		558,053	578,643
Share-based payment liability recognized for vested awards		$ 2.0	$ 7.0
Gain\benefit		3.0	1.0
Net gain (losses) arising from derivatives		(0.1)	12.0
Future unrecognized compensation cost for non-vested stock options		$ 7.0	$ 6.0
SARs shares vested		552,272	571,575
SARs shares granted		85,136	90,392
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards		$ 763.0	$ 887.0
Compensation expense		328.0	218.0
Net gains (loss) arising from derivatives		$ (120.0)	$ 306.0
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding		1,890,117	1,496,911
Number of units vested		2,760,706	1,095,062
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding		289,646	245,138
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding		5,200,515	4,342,698
Number of units vested		3,390,197	2,929,298
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding		7,525,441	8,693,704
Number of share based units vested		11,759,971	6,467,053
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		$ 80.0	$ 74.0
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date		Dec. 10, 2022
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution		50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date		Dec. 09, 2031
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution		60.00%